CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	$ 94,172	¥ 655,606	¥ 299,093	¥ 120,507
Cost of revenues	(54,625)	(380,290)	(140,317)	(60,749)
Gross profit	39,547	275,316	158,776	59,758
Operating expenses:
Sales and marketing expenses	(18,860)	(131,301)	(66,984)	(32,275)
General and administrative expenses	(18,828)	(131,075)	(24,125)	(10,040)
Research and development expenses	(5,143)	(35,807)	(22,075)	(6,429)
Total operating expenses	(42,831)	(298,183)	(113,184)	(48,744)
Income/(loss) from operations	(3,284)	(22,867)	45,592	11,014
Other income/(expenses):
Share of loss from equity method investments | ¥			(2,794)	(549)
Gain on disposal of a subsidiary	1,645	11,454
Short-term investment income	591	4,115	9,300	371
Others, net	184	1,280	3,247	996
Income/(loss) before income tax	(864)	(6,018)	55,345	11,832
Income tax expense	(2,857)	(19,893)	(14,827)	(3,909)
Net income/(loss)	(3,721)	(25,911)	40,518	7,923
Accretion on redeemable non-controlling interests to redemption value	(260)	(1,808)	(1,025)	0
Accretion of convertible redeemable preferred shares to redemption value	(64,513)	(449,130)	(120,060)	(2,834)
Re-designation of Series A-1 into Series B-3 convertible redeemable preferred shares	(3,848)	(26,787)
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3 convertible redeemable preferred shares, and issuance of Series A-1, A-2, B-1, B-2, B-3 convertible redeemable preferred shares	(44,526)	(309,984)
Re-designation of ordinary shares into Series C-2 convertible redeemable preferred shares	(5,311)	(36,977)
Net loss attributable to non-controlling interests	22	160	0	0
Net income/(loss) attributable to 36Kr Holdings Inc.'s ordinary shareholders	(122,157)	(850,441)	(80,567)	5,089
Other comprehensive income/(loss)
Foreign currency translation adjustments	(472)	(3,285)	231	0
Total other comprehensive income/(loss)	(472)	(3,285)	231
Total comprehensive income/(loss)	(4,193)	(29,196)	40,749	7,923
Accretion on redeemable non-controlling interests to redemption value	(260)	(1,808)	(1,025)	0
Accretion of convertible redeemable preferred shares to redemption value	(64,513)	(449,130)	(120,060)	(2,834)
Comprehensive income/(loss) attributable to 36Kr Holding Inc.'s ordinary shareholders	$ (122,629)	¥ (853,726)	¥ (80,336)	¥ 5,089
Net income/(loss) per ordinary share (RMB)
-Basic (in per share) | (per share)	$ (0.332)	¥ (2.310)	¥ (0.275)	¥ 0.008
-Diluted (in per share) | (per share)	$ (0.332)	¥ (2.310)	¥ (0.275)	¥ 0.007
Weighted average number of ordinary shares used in per share calculation:
-Basic (in shares)	368,159,249	368,159,249	292,731,461	272,406,578
-Diluted (in shares)	368,159,249	368,159,249	292,731,461	313,723,248
ADS
Net income/(loss) per ordinary share (RMB)
-Basic (in per share) | (per share)	$ (8.295)	¥ (57.750)
-Diluted (in per share) | (per share)	$ (8.295)	¥ (57.750)
Weighted average number of ordinary shares used in per share calculation:
-Basic (in shares)	14,726,370	14,726,370
-Diluted (in shares)	14,726,370	14,726,370
Cost of revenues
Sharebased compensation expenses included in
Employee consideration	$ 679	¥ 4,730	¥ 673	¥ 786
Sales and marketing expenses
Sharebased compensation expenses included in
Employee consideration	2,105	14,654	1,674	1,388
General and administrative expenses
Sharebased compensation expenses included in
Employee consideration	9,971	69,412	2,554	2,568
Research and development expenses
Sharebased compensation expenses included in
Employee consideration	341	2,375	210	146
Online advertising services
Revenues:
Total revenues	40,712	283,426	173,783	73,958
Enterprise value-added services
Revenues:
Total revenues	45,889	319,469	100,238	42,465
Subscription services
Revenues:
Total revenues	$ 7,571	¥ 52,711	¥ 25,072	¥ 4,084